Leases, Lease liabilities and expenses related to operating leases (Details) - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [Abstract]
Lease liabilities	£ 26,610,000	£ 27,233,000
Two Terminated Leasehold Properties [Member]
Lease liabilities [Abstract]
Lease liabilities		10,414,000
Four Remeasured Leasehold Properties [Member]
Lease liabilities [Abstract]
Lease liabilities		1,075,000
New Leasehold Property [Member]
Lease liabilities [Abstract]
Lease liabilities		£ 405,000